STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net Loss	$ (3,080,291)	$ (1,750,068)	$ (2,703,742)	$ (2,103,889)
Adjustments to reconcile net loss to net cash used by operating activities
Amortization	19,357	14,303	21,328	17,255
Depreciation	61,110	72,911	105,106	150,155
Gain on sale/disposal	(13,782)			(22,906)
Beneficial conversion feature of notes payable	480,000	254,000	254,000
Stock based compensation	27,273	31,000	40,000
Accrued interest on convertible notes payable		12,132	12,132
Changes in operating assets and liabilities
Accounts receivable	57,302	32,879	95,941	(89,521)
Other current assets			3,288	34,086
Inventory	(35,564)	6,895	19,451	89,459
Accounts payable	146,419	(22,422)
Accrued liabilities	(120,708)	(10,929)	320,355	108,739
Rental deposit			(94,871)	(9,064)
Other	129,203	(966)
Net cash used by operating activities	(2,329,681)	(1,360,265)	(1,927,012)	(1,825,686)
Cash Flows From Investing Activities
Purchase of property and equipment	(13,860)	(58,645)	(67,037)	(9,042)
Proceeds from sale of equipment	40,000			9,100
Purchase of intangible assets	(69,840)	(55,762)
Purchase of patents			(68,388)	(74,029)
Net cash used by investing activities	(43,700)	(114,407)	(135,425)	(73,971)
Cash Flows from Financing Activities
Proceeds from notes payable		22,000	750,000	500,000
Payments on notes payable	(397,498)	(86,642)	(108,028)
Proceeds from issuance of common stock	1,010,000	(6,203)	1,448,309	1,809,074
Proceeds from convertible notes payable	1,750,000	750,000
Net cash provided by financing activities	2,362,502	679,155	2,090,281	2,309,074
Net increase (decrease) in cash and cash equivalents	(10,879)	(795,517)	27,844	409,417
Cash and cash equivalents at beginning of period	1,116,870	1,089,026	1,089,026	679,609
Cash and cash equivalents at end of period	1,105,991	293,509	1,116,870	1,089,026
Supplement cash flow information:
Cash paid for interest	24,856	20,737	41,359
Noncash investing and financing activities:
Note from related party in exchange for stock		198,922	198,822
Purchased equipment through capital lease			22,325
Exchange of convertible notes for common stock, including accrued interest	$ 1,750,000	$ 762,132	$ 762,132